State Street Corporation

One Congress Street

Boston, MA 02114

October 2, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:   Office of Filings, Information & Consumer Service

RE:	Wasatch Funds Trust (the “Trust”)
File Nos. 033-10451, 811-04920
Post Effective Amendment Nos. 131 and 133

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and the Statement of Additional Information each dated October 1, 2025 for the Investor Class shares and Institutional Class shares of the Wasatch Global Small Cap Value Fund and Wasatch International Small Cap Value Fund, do not differ from those contained in Post-Effective Amendment No. 131 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on October 1, 2025 (Accession # 0001193125-25-225796).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:	R. Biles